Business Acquisition, Integration and Reorganization Costs	12 Months Ended
Mar. 31, 2025
Business Acquisition, Integration and Reorganization Costs [Abstract]
Business acquisition, integration and reorganization costs	BUSINESS ACQUISITION, INTEGRATION AND REORGANIZATION COSTS
The following table summarizes business acquisition, integration and reorganization costs:

Year ended	March 31,
	2025	2024
	$	$
Acquisition costs (a)	1,308	263
Integration costs (b)	1,563	2,096
Reorganization costs (c)	1,256	4,377
Employee compensation on business acquisition (d)	206	475
Contingent consideration adjustment (e)	(5,567)	(3,827)
	(1,234)	3,384

(a) The acquisition costs consisted mainly of professional fees incurred in relation to business acquisitions (note 4).
(b) For the year ended March 31, 2025, integration costs consisted mainly of transition costs related to system integrations and common area expenses on vacated premises in relation to business acquisitions (2024 - mainly retention bonuses and common area expenses on vacated premises in relation to business acquisitions).
(c) Reorganization costs consisted of employee termination and benefits costs.
(d) Employee compensation on business acquisition included deferred cash consideration from the Datum acquisition.
(e) Contingent consideration adjustment includes recoveries from changes in the estimated amount payable of $(4,312,000) (2024 - $(2,962,000)) related to the portion payable in cash and $(1,255,000) (2024 - $(865,000)) related to the portion to be settled in shares as per the earn-out consideration of the Datum Acquisition.